Schedule of lease costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease costs	$ 644,730	$ 1,123,046
Short-term lease costs	82,596	141,889
Depreciation
Interest on finance lease liabilities
Total lease costs	$ 727,326	1,264,935
Seamless Group Inc [Member]
Operating lease costs		1,123,046	$ 1,168,188
Short-term lease costs		141,889	80,217
Interest on finance lease liabilities			406
Total lease costs		1,264,935	1,251,749
Finance lease costs:
Depreciation			$ 2,938